SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of WVS and its wholly owned subsidiary, West View. All intercompany transactions have been eliminated in consolidation. The accounting and reporting policies of WVS and West View conform to U.S. generally accepted accounting principles. The Company's fiscal year-end for financial reporting is June 30. For regulatory and income tax reporting purposes, WVS reports on a December 31 calendar year basis.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the Consolidated Balance Sheet date and revenues and expenses for that period. Actual results could differ significantly from those estimates.

Investment and Mortgage-Backed Securities

Investment and Mortgage-Backed Securities

Investment and mortgage-backed securities are classified at the time of purchase as securities held to maturity or securities available for sale based on management's ability and intent. Investment and mortgage-backed securities acquired with the ability and intent to hold to maturity are stated at cost adjusted for amortization of premium and accretion of discount, which are computed using the level-yield method and recognized as adjustments of interest income. Amortization rates for mortgage-backed securities are periodically adjusted to reflect changes in the prepayment speeds of the underlying mortgages. Certain other investment and equity securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders' equity, net of tax, until realized. Realized securities gains and losses are computed using the specific identification method. Interest and dividends on investment and mortgage-backed securities are recognized as income when earned.

Common stock of the Federal Home Loan Bank (the "FHLB") represents ownership in an institution which is wholly owned by other financial institutions. This equity security is accounted for at cost and reported separately on the accompanying Consolidated Balance Sheet.

Management systematically evaluates investment securities for other-than-temporary declines in fair value on at least a quarterly basis. This analysis requires management to consider various factors, which include: (1) duration and magnitude of the decline in value; (2) the credit rating of the issuer or issuers; (3) structure of the security; and (4) the Company's intent to sell the security or whether it's more likely than not that the Company would be required to sell the security before its anticipated recovery in market value.

The Company retained an independent third party to assist it in the determination of a fair value for three of its four private-label collateralized mortgage obligations ("CMO's"). This valuation is meant to be a "Level Three" valuation as defined by ASC Topic 820, Fair Value Measurements and Disclosures. The valuation does not represent the actual terms or prices at which any party could purchase the securities. There is currently no active secondary market for private-label CMO's and there can be no assurance that any secondary market for private-label CMO's will develop. Of the one private-label CMO not evaluated by the independent third party, it has a balance of less than $115 thousand, and the Company decided that the possibility of an other-than-temporary impairment is remote. The Company believes that the private-label CMO portfolio had three other than temporary impairments at June 30, 2013.

The Company believes that the data and assumptions used to determine the fair values are reasonable. The fair value calculations reflect relevant facts and market conditions. Events and conditions occurring after the valuation date could have a material effect on the private-label CMO segment's fair value.

Net Loans Receivable

Net Loans Receivable

Net loans receivable are reported at their principal amount, net of the allowance for loan losses and deferred loan fees. Interest on mortgage, consumer, and commercial loans is recognized on the accrual method. The Company's general policy is to stop accruing interest on loans when, based upon relevant factors, the collection of principal or interest is doubtful, regardless of the contractual status. Interest received on nonaccrual loans is recorded as income or applied against principal according to management's judgment as to the collectability of such principal.

Loan origination and commitment fees, and all incremental direct loan origination costs, are deferred and recognized over the contractual remaining lives of the related loans on a level-yield basis.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management's periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

Impaired loans are commercial and commercial real estate loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of "impaired loans" is not the same as the definition of "nonaccrual loans," although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectability, while not classifying the loan as impaired if the loan is not a commercial or commercial real estate loan. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all circumstances surrounding the loan and the borrower, including the length of the delay, the borrower's prior payment record, and the amount of shortfall in relation to the principal and interest owed.

Real Estate Owned

Real Estate Owned

Real estate owned acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell. Costs relating to development and improvement of the property are capitalized, whereas costs of holding such real estate are expensed as incurred. Valuation allowances for estimated losses are provided when the carrying value of the real estate acquired exceeds the fair value.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is principally computed on the straight-line method over the estimated useful lives of the related assets, which range from 3 to 10 years for furniture and equipment and 25 to 50 years for building premises. Leasehold improvements are amortized over the shorter of their estimated useful lives or their respective lease terms, which range from 7 to 15 years. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are computed based on the difference between the financial statement and the income tax basis of assets and liabilities using the enacted marginal tax rates. Deferred income taxes or benefits are based on the changes in the deferred tax asset or liability from period to period.

The Company files a consolidated federal income tax return. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which such items are expected to be realized or settled. As changes in tax rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Earnings Per Share

Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share are calculated by dividing net income available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share are calculated by dividing net income available to common stockholders, adjusted for the effects of any dilutive securities, by the weighted-average number of common shares outstanding, adjusted for the effects of any dilutive securities.

Stock Options

Stock Options

The Company accounts for stock compensation based on the grant-date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

The Company's 2008 Stock Incentive Plan (the "Plan") permits the grant of stock options or restricted shares to its directors and employees for up to 152,000 shares (up to 38,000 restricted shares may be issued). Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on five years of continuous service and have ten-year contractual terms.

During the periods ended June 30, 2013, 2012, and 2011, the Company recorded $20 thousand, $21 thousand, and $22 thousand, respectively, in compensation expense related to our share-based compensation awards. As of June 30, 2013, there was approximately $7 thousand of unrecognized compensation cost related to unvested share-based compensation awards granted in fiscal 2009. That cost is expected to be recognized over the next year.

For purposes of computing results, the Company estimated the fair values of stock options using the Black-Scholes option-pricing model. The model requires the use of subjective assumptions that can materially affect fair value estimates. The fair value of each option is amortized into compensation expense on a straight line basis between the grant date for the option and each vesting date. The fair value of each stock option granted was estimated using the following weighted-average assumptions:

Assumptions
Volatility	7.49% to 11.63%
Interest Rates	2.59% to 3.89%
Dividend Yields	3.94% to 4.02%
Weighted Average Life (in years)	10

The Company had 27,229, 51,502 and 70,550 non-vested stock options outstanding at June 30, 2013, 2012, and 2011, respectively.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company is required to present comprehensive income (loss) and its components in a full set of general-purpose financial statements for all periods presented. Other comprehensive income (loss) is composed exclusively of net unrealized holding gains (losses) on its available-for-sale securities portfolio, and the net non-credit component of other-than-temporary impairment on its held-to-maturity private-label CMO portfolio.

Cash Flow Information

Cash Flow Information

Cash and cash equivalents include cash and due from banks and interest-earning deposits with original maturities of 90 days or less. Cash flow from loans, deposits, and short-term borrowings are reported net.

Reclassification of Comparative Figures

Reclassification of Comparative Figures

Certain comparative amounts for prior years have been reclassified to conform to current-year presentations. Such reclassifications did not affect net income or stockholders' equity.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In April 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-07, Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting. The amendments in this Update are being issued to clarify when an entity should apply the liquidation basis of accounting. In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The amendments require an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. Liquidation is imminent when the likelihood is remote that the entity will return from liquidation and either (a) a plan for liquidation is approved by the person or persons with the authority to make such a plan effective and the likelihood is remote that the execution of the plan will be blocked by other parties or (b) a plan for liquidation is being imposed by other forces (for example, involuntary bankruptcy). If a plan for liquidation was specified in the entity's governing documents from the entity's inception (for example, limited-life entities), the entity should apply the liquidation basis of accounting only if the approved plan for liquidation differs from the plan for liquidation that was specified at the entity's inception. The amendments are effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. Entities should apply the requirements prospectively from the day that liquidation becomes imminent. Early adoption is permitted. Entities that use the liquidation basis of accounting as of the effective date in accordance with other Topics (for example, terminating employee benefit plans) are not required to apply the amendments. Instead, those entities should continue to apply the guidance in those other Topics until they have completed liquidation.

In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The amendments in this Update affect the scope, measurement, and disclosure requirements for investment companies under U.S. GAAP. The amendments do all of the following: 1. Change the approach to the investment company assessment in Topic 946, clarify the characteristics of an investment company, and provide comprehensive guidance for assessing whether an entity is an investment Company. 2. Require an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. 3. Require the following additional disclosures: (a) the fact that the entity is an investment company and is applying the guidance in Topic 946, (b) information about changes, if any, in an entity's status as an investment company, and (c) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The amendments in this Update are effective for an entity's interim and annual reporting periods in fiscal years that begin after December 15, 2013. Earlier application is prohibited.

In July 2013, the FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. The amendments in this Update permit the Fed Funds Effective Swap Rate (OIS) to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to UST and LIBOR. The amendments also remove the restriction on using different benchmark rates for similar hedges. The amendments are effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This Update applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. For nonpublic entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.